2. Description of Business and Significant Accounting Policies: Use of Accounting Estimates (Policies)	9 Months Ended
Mar. 31, 2014
Policies
Use of Accounting Estimates

Use of Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.